Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended								0 Months Ended		12 Months Ended				12 Months Ended		5 Months Ended
	Feb. 03, 2014	Dec. 31, 2013	Sep. 30, 2014	Aug. 30, 2013	Feb. 10, 2014 Initial Public Offering [Member]	Dec. 31, 2013 Accumulated Translation Adjustment [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Capitalized Software [Member]	Dec. 31, 2013 Customer Lists [Member]	Sep. 30, 2014 Customer Relationships [Member]	Dec. 31, 2013 Customer Relationships [Member]	Sep. 30, 2014 Trademarks [Member]	Dec. 31, 2013 Trademarks [Member]	Dec. 31, 2013 Buildings [Member] Minimum [Member]	Dec. 31, 2013 Buildings [Member] Maximum [Member]	Dec. 31, 2013 Plant Machinery [Member]	Dec. 31, 2013 Plant Machinery [Member] Minimum [Member]	Dec. 31, 2013 Plant Machinery [Member] Maximum [Member]	Dec. 31, 2013 Mobile Equipment [Member] Minimum [Member]	Dec. 31, 2013 Mobile Equipment [Member] Maximum [Member]	Feb. 05, 2014 Subsequent Event [Member] Initial Public Offering [Member]	Feb. 03, 2014 Subsequent Event [Member] Stock Split [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member] Accumulated Translation Adjustment [Member]	Dec. 31, 2011 Predecessor [Member] Accumulated Translation Adjustment [Member]	Dec. 31, 2012 Predecessor [Member] Lone Star [Member]	Dec. 31, 2011 Predecessor [Member] Lone Star [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2013 Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition related cost																														$ 3,300,000
Accounts receivable				31,900,000
Accounts receivable, gross				33,300,000
Uncollectible amount				1,400,000
Business combination consideration for working capital		3,100,000
Loss contingencies				0
Stock split ratio	32,304																					32,304
Accumulated Other Comprehensive Loss		(254,000)	(1,277,000)			(300,000)																	(5,560,000)		(600,000)	(4,400,000)
Property, plant and equipment useful life														20 years	25 years	15 years	5 years	25 years	5 years	8 years
Interest expense		0																					0	0
Indefinite lived, trademarks																							300,000
Intangible assets useful life								5 years	10 years	15 years	15 years	15 years	15 years
Intangible assets amortization period											15 years		15 years
Derivative contracts outstanding		0																					0
Fair value of asset							13,000,000
Fair value discount rate		16.00%
Unionized bargaining employees percentage		15.00%
Unionized bargaining employees agreement expiration date		Nov. 30, 2014
Expense on defined contribution plan																													500,000
Pension and other post retirement benefit expense																											11,900,000	8,000,000
Derivative instrument term		2 years
Gains related to changes in the fair value of derivatives																							$ 700,000	$ 1,100,000
Issuance of new shares					11,765,000																11,765,000